REVENUE	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The following table presents the Company's disaggregated revenue by similar types of products and services for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Diversified produce	$5,227,569	$5,156,386	$5,062,985
Tropical fruit	2,891,836	2,697,228	2,580,192
Health foods and consumer goods	144,049	137,000	122,733
Commercial cargo	177,909	184,944	194,308
Other	33,980	69,710	64,185
Total revenue, net	$8,475,343	$8,245,268	$8,024,403
The following table presents the Company's disaggregated revenue by channel for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

Third party revenue:	(U.S. Dollars in thousands)
Retail	$4,728,488	$4,819,832	$4,638,740
Wholesale	2,962,426	2,564,747	2,607,624
Food service	469,439	497,687	452,040
Commercial cargo	177,909	184,944	194,308
Other	10,685	50,416	10,599
Revenue from sales to unconsolidated affiliates	126,396	127,642	121,092
Total revenue, net	$8,475,343	$8,245,268	$8,024,403